As filed with the U.S. Securities and Exchange Commission on January 7, 2014

Securities Act File No. 33-19229

Investment Company Act of 1940 File No. 811-05430

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 132	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 130	☒

(Check appropriate box or boxes)

SSgA FUNDS

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (617) 664-2426

Name and Address of Agent for Service: Joshua A. Weinberg	Copies to: Philip H. Newman, Esq.
Vice President and Counsel	Goodwin Procter LLP
SSgA Funds Management, Inc.	Exchange Place
One Lincoln Street	Boston, Massachusetts 02109
Boston, Massachusetts 02111-2900

It is proposed that this filing will become effective under Rule 485:

☒	immediately upon filing pursuant to paragraph (b)

☐	on ( ) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment No. 132 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 7th day of January, 2014.

SSGA FUNDS, REGISTRANT

/s/ Ellen M. Needham
By Ellen M. Needham
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on January 7, 2014.

Signature	Title

/s/ William L. Marshall* William L. Marshall	Trustee

/s/ Scott F. Powers* Scott F. Powers	Trustee

/s/ Patrick J. Riley* Patrick J. Riley	Trustee

/s/ Richard D. Shirk * Richard D. Shirk	Trustee

/s/ Bruce D. Taber * Bruce D. Taber	Trustee

/s/ Laura F. Dell Laura F. Dell	Treasurer and Principal Financial Officer

/s/ Ellen M. Needham Ellen M. Needham	President and Principal Executive Officer

/s/ David James
*By David James As Attorney-in-fact

SIGNATURES

This Registration Statement contains certain disclosures regarding the State Street Equity 500 Index Portfolio (the “Portfolio”), a series of State Street Master Funds (the “Trust”). The Trust has, subject to the next following sentence, duly caused this Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A of SSgA Funds (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on January 7, 2014. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

STATE STREET MASTER FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President, State Street Master Funds

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next following sentence, on January 7, 2014. Each of the following persons is signing this Post-Effective Amendment No. 132 to this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

SIGNATURE	TITLE

James E. Ross* James E. Ross	Trustee, State Street Master Funds

William L. Boyan* William L. Boyan	Trustee, State Street Master Funds

Michael F. Holland* Michael F. Holland	Trustee, State Street Master Funds

Rina K. Spence* Rina K. Spence	Trustee, State Street Master Funds

Douglas T. Williams* Douglas T. Williams	Trustee, State Street Master Funds

/s/ Ellen M. Needham Ellen M. Needham	President (Principal Executive Officer), State Street Master Funds

/s/ Laura F. Dell Laura F. Dell	Treasurer (Principal Accounting Officer), State Street Master Funds

*By:	/s/ David James
David James
as Attorney-in-Fact pursuant to Powers of Attorney

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase